Supplement to the
Fidelity® OTC Portfolio
September 29, 2016
Summary Prospectus
The following information replaces existing information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".
Sonu Kalra (lead portfolio manager) and Christopher Lin (co-manager) have managed the fund since September 2017.
OTC-SUM-17-01	September 18, 2017
1.9885829.100

Supplement to the
Fidelity® OTC Portfolio
Class K
September 29, 2016
Summary Prospectus
The following information replaces existing information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".
Sonu Kalra (lead portfolio manager) and Christopher Lin (co-manager) have managed the fund since September 2017.
Effective December 12, 2016, the following information replaces similar information in the "Fund Summary" section under the heading "Purchase and Sale of Shares".
Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already hold shares of the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.
OTC-K-SUM-17-01	September 18, 2017
1.9880454.101